Streaming Arrangement (Details) R in Millions		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 17, 2008 $ / Ounce	Dec. 16, 2020 $ / Ounce	Jun. 30, 2022 ZAR (R) $ / Ounce	Jun. 30, 2021 ZAR (R)	Jun. 30, 2022 ZAR (R)	Dec. 16, 2021 $ / Ounce	Oct. 01, 2020 ZAR (R)
Franco Nevada
Disclosure of streaming arrangement [Line Items]
Percent of production covered by streaming arrangement				25.00%	25.00%
Contract liabilities | R			R 687	R 1,091	R 687		R 1,417
Contract price receivable for each ounce of gold delivered		433	442			437
Franco Nevada | Cap
Disclosure of streaming arrangement [Line Items]
Contract price receivable for each ounce of gold delivered	400
Parent [member]
Disclosure of streaming arrangement [Line Items]
Cost of Debt							7.70%